DEBT - Narrative (Details) $ in Thousands											1 Months Ended	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Dec. 13, 2024 USD ($)	Nov. 13, 2024 USD ($) vessel	Oct. 18, 2024 USD ($) vessel	Mar. 22, 2024 USD ($) arrangement	Jun. 28, 2023 USD ($)	Mar. 22, 2023 USD ($)	Nov. 10, 2022 USD ($) special_purpose_vehicle	Jun. 30, 2022 vessel	Feb. 17, 2022 USD ($) vessel	Oct. 31, 2023	Apr. 21, 2023	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Repayments of short-term and long-term debt	[1],[2]												$ 498,832	$ 96,724	$ 257,384	$ 203,130
Number of vessels converted | vessel									5
Sale leaseback transaction, number of arrangements | arrangement					2
Proceeds from short-term and long-term debt	[1]												$ 0	$ 570,000	411,347	$ 110,000
Number of vessels assumed in sale and leaseback transaction | vessel			2
Newbuildings, number of vessels delivered | vessel				1
Imputed interest rate on lease obligation (percentage)				5.80%
Newbuild Vessel pre-delivery facility | Line of credit
Debt Instrument [Line Items]
Basis spread on variable rate											2.60%
Long-term line of credit															71,900
Newbuild Vessel pre-delivery facility | Line of credit | Minimum
Debt Instrument [Line Items]
Debt instrument, face amount, percentage of the shipyard price											20.00%
Newbuild Vessel pre-delivery facility | Line of credit | Maximum
Debt Instrument [Line Items]
Debt instrument, face amount, percentage of the shipyard price											32.50%
Sale and Leaseback financing | Line of credit
Debt Instrument [Line Items]
Sale and leaseback transaction, assets value				$ 179,500
Lease term duration (in years)				10 years
Sale leaseback transaction, repurchase obligation				$ 82,500
Secured debt | Senior Secured Revolving Credit Facility | Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount										$ 570,000
Number of vessels refinanced | vessel										6
Basis spread on variable rate						2.25%				2.75%
Repayments of short-term and long-term debt							$ 88,000
Debt instrument, face amount, increase (decrease)						$ 70,000
Secured debt | Senior Secured Revolving Credit Facility | Line of credit | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate												0.05%
Secured debt | Senior Secured Revolving Credit Facility | Line of credit | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate												0.05%
Secured debt | Senior Secured Reducing Revolving Credit Facility | Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount		$ 570,000								$ 570,000
Basis spread on variable rate		2.00%
Maximum borrowing capacity, quarterly decrease		$ 12,100
Long-term line of credit															447,200
Secured debt | Term loan facility | Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount								$ 520,000
Basis spread on variable rate								2.00%
Debt instrument, secured, number of special purpose vehicles | special_purpose_vehicle								4
Secured debt | Upsized term loan facility | Line of credit
Debt Instrument [Line Items]
Long-term line of credit															$ 623,200
Maximum borrowing capacity					$ 200,000
Proceeds from short-term and long-term debt			$ 200,000

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Repayments of short-term and long-term debt includes $148.4 million paid by the Company to exercise its options to repurchase Kool Ice and Kool Kelvin, under their respective sale and leaseback agreements. Refer to Note 5.